Accounts Receivable, net	12 Months Ended
Dec. 31, 2019
Accounts Receivable, net
Accounts Receivable, net

7. Accounts Receivable, net

Accounts receivable, net consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable	119,580	130,824
Allowance for doubtful accounts	—	(7,598)
Accounts receivable, net	119,580	123,226

The movement of the allowance for doubtful accounts is as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	—
Additions charged to bad debt expense	—	—	7,598
Balance at the end of the year	—	—	7,598